Supplemental Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental Financial Information [Line Items]
Capitalized interest	$ 21.3	$ 20.9	$ 21.6
Capital expenditure accruals	39.7	83.8	105.1
Percentage of revenue attributable to segments			10.00%
Deepwater And North And South America [Member]
Supplemental Financial Information [Line Items]
Revenues	421.4
Percentage of revenue attributable to segments	25.00%
Europe And Africa And Asia Pacific [Member]
Supplemental Financial Information [Line Items]
Revenues		$ 249.6
Percentage of revenue attributable to segments		13.00%